Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2025
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES
4	DISPOSAL OF SUBSIDIARIES

During the year ended 31 December 2025, the Company disposed of its equity interests in several wholly owned subsidiaries as part of its corporate restructuring and strategic realignment. Upon completion of the respective disposals, the Company ceased to control these subsidiaries and accordingly deconsolidated their financial position and results of operations from the respective disposal dates.

a. Disposal of Credilab Technology Sdn Bhd and its subsidiary (Credilab Sdn Bhd) known as “Credilab Group”

On December 31, 2025, the Company disposed of its entire equity interest in Credilab Group, a wholly owned subsidiary principally engaged in financing provider activities, to two parties, which is 70% of total equity interest to VHKL Private Limited and 30% of total equity interest to Quanstar Capital Partners LLC for a total consideration of US$30,618,000 and US$13,122,000 respectively. Upon completion of the disposal, the Company ceased to control Credilab Group and, accordingly, deconsolidated the subsidiary from that date.

The assets and liabilities of Credilab Group at the date of disposal were as follows:

December 31, 2025
US$

Cash and cash equivalents	10,922
Trade and other receivables	36,302,893
Amount due from related parties	33,749,553
Property, plant and equipment	3,488
Other investment	16,915,265
Other assets	27,104
87,009,225

Trade and other payables	29,775,253
Provision for taxation	271,040
30,046,293

Net identifiable assets disposed of	56,962,932

The loss on disposal is calculated as below:

December 31, 2025
US$

Consideration	43,740,025
Less: Net assets disposed	(56,962,932)
Add: Foreign currency translation reserve recycled	2,987,094
(10,235,813)

The loss on disposal has been recognised in other operating expenses in the consolidated statement of profit or loss and other comprehensive income.

As of December 31, 2025, no consideration had been received. Pursuant to the sale and purchase agreement, the purchaser is granted a period of five years from the date of the agreement to settle the purchase consideration, either in cash, by the issuance of shares, or through a combination of cash and shares.

b. Disposal of V Capital Consulting Group and its subsidiaries (V Capital Consulting Limited and V Capital Advisory Sdn Bhd) known as “VCCG”

On December 15, 2025, the Company disposed of its entire equity interest in VCCG, a wholly owned subsidiary principally engaged in business consultancy, to VHKL Private Limited for total consideration of US$33,975,000. Upon completion of the disposal, the Company ceased to control VCCG and, accordingly, deconsolidated the subsidiary from that date.

The assets and liabilities of VCCG Group at the date of disposal were as follows:

December 15, 2025
US$

Other investments	2,459,434
Cash and cash equivalents	114,927
Trade and other receivables	11,830,285
Amount due from related parties	1,743,409
Property, plant and equipment	3,252
16,151,307

Trade and other payables	743,500
Amount due to related parties	2,807,821
Deferred revenue	116,005
3,667,326

Net identifiable assets disposed of	12,483,981

The gain on disposal is calculated as below:

December 15, 2025
US$

Consideration	33,975,000
Less: Net assets disposed	(12,483,981)
Less: Foreign currency translation reserve recycled	(41,827)
Less: Fair value reserve recycled	(409,000)
21,040,192

The gain on disposal has been recognised in other income in the consolidated statement of profit or loss and other comprehensive income.

As of December 31, 2025, no consideration had been received. Pursuant to the sale and purchase agreement, the purchaser is granted a period of three years from the date of the agreement to settle the purchase consideration, either in cash, by the issuance of shares listed on a major stock exchange or through a combination of both.

c. Disposal of several dormant companies for group restructuring

Apart from the above disposal, the Company disposed of its equity interests in several wholly-owned subsidiaries as part of its corporate restructuring and strategic realignment. Upon completion of the respective disposals, the Group ceased to control these subsidiaries and accordingly deconsolidated their financial position and results of operations from the respective disposal dates. None of the disposals were individually material to the Group’s financial position or results of operations.

December 31, 2025
US$

Cash and cash equivalents	104,010
Trade and other receivables	1,080,000
Amount due from related parties	12,757
Amount due from director	558,887
Property, plant and equipment	317,332
Right of Use Assets	54,315
Other Investment	123,200
Other Assets	103,145
2,353,646

Trade and other payables	1,428,808
Borrowings	43,430
Lease liabilities	43,169
Amount due to related parties	3,373,276
4,888,683

Net identifiable assets disposed of	(2,535,037)

The loss on disposal is calculated as below:

December 31, 2025
US$

Consideration	321,092
Less: Net assets disposed	2,535,037
Less: Foreign currency translation reserve recycled	(6,190)
2,849,938

The loss on disposal has been recognised in other operating expenses in the consolidated statement of profit or loss and other comprehensive income.

d. Disposal of Subsidiaries and Retained Investment in Associate – V Capital Real Estate Limited Group “VCRE” and VCI Energy Limited Group “VCIE”

On December 16, 2025, the Company disposed of 70% of its controlling interest in V Capital Real Estate Limited Group and VCI Energy Limited Group, resulting in loss of control over the subsidiaries. Upon disposal, the Company retained a 30% equity interest, which was recognized at its fair value of US$2 on the disposal date in accordance with IFRS 10. The retained interest is subsequently accounted for as an investment in an associate using the equity method in accordance with IAS 28.

December 31, 2025
US$

Cash and cash equivalents	5,695
Trade and other receivables	71,780
Amount due from related parties	17,564,667
Property, plant and equipment	51,685
Right of Use Assets	76,797
Intangible Assets	7,240,408
25,011,032

Trade and other payables	846
Lease liabilities	77,071
Amount due to related parties	673,324
751,241

Net identifiable assets disposed of	24,259,791

The loss on disposal is calculated as below:

December 31, 2025
US$

Consideration	28
Less: Net assets disposed	(24,259,791)
Less: Foreign currency translation reserve recycled	(8,455)
Add: Non-controlling interests derecognised	1
(24,268,217)